Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	pt_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

PROSHARES TRUST

ProShares Inflation Expectations ETF

Supplement dated April 18, 2016

to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

The name of ProShares 30 Year TIPS/TSY Spread has been changed. All references to the ProShares 30 Year TIPS/TSY Spread are removed and replaced with references to the Fund’s new name, “ProShares Inflation Expectations ETF”.

ProShares Inflation Expectations ETF’s investment objective is as follows: The Fund seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.

All references to the Credit Suisse 30-Year Inflation Breakeven Index are removed and replaced with references to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.

The description of the Fund’s Principal Investment Strategies and the description of the Credit Suisse 30-Year Inflation Breakeven Index are replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, seeks to remain fully exposed to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”) and will invest at least 80% of its total assets in securities of the Index. In addition, the Fund will invest in derivatives and other fixed income securities that ProShare Advisors believes, in combination, should track the performance of the Index. The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration to the TIPS. The Index seeks to achieve an overall effective duration of zero. The Index is not designed to measure the realized rate of inflation, nor does it seek to replicate the returns of any index or measure of actual consumer price levels.

The following replaces the corresponding information in the Summary Prospectus and Statutory Prospectus:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
Investment Advisory Fees	0.55%
Other Expenses	3.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.96%
Fee Waiver/Reimbursement*	-3.21%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.75%

*	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.75% through September 30, 2017. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$911	$1,763	$3,971

INVESTMENT RESULTS

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.

Annual Returns as of December 31 each year*

Best Quarter (ended): 4.30%

Worst Quarter (ended): -10.44%

*	As of 3/31/2016, the year to date return for ProShares Inflation Expectations ETF is -1.40%

AVERAGE ANNUAL TOTAL RETURNS

As of December 31, 2015	One Year	Since Inception	Inception Date
Before Taxes	-7.98%	-7.02%	1/10/2012
After Taxes on Distributions	-8.70%	-7.55%	—
After Taxes on Distributions and Sale of Shares	-4.52%	-5.38%	—
Credit Suisse 30-Year Inflation Breakeven Index *#	6.95%	-6.04%	—
Citi 30-Year TIPS (Treasury Rate-Hedged) #+	3.82%	-3.09%	—

*	On April 18, 2016, the Fund’s underlying index changed from the Credit Suisse 30-Year Inflation Breakeven Index to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index. This change was made in order to match the Fund’s underlying index to its Investment Objective.
#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
+	Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

ProShares 30 Year TIPS/TSY Spread
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

PROSHARES TRUST

ProShares Inflation Expectations ETF

Supplement dated April 18, 2016

to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

The name of ProShares 30 Year TIPS/TSY Spread has been changed. All references to the ProShares 30 Year TIPS/TSY Spread are removed and replaced with references to the Fund’s new name, “ProShares Inflation Expectations ETF”.

ProShares Inflation Expectations ETF’s investment objective is as follows: The Fund seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.

All references to the Credit Suisse 30-Year Inflation Breakeven Index are removed and replaced with references to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.

The description of the Fund’s Principal Investment Strategies and the description of the Credit Suisse 30-Year Inflation Breakeven Index are replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, seeks to remain fully exposed to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”) and will invest at least 80% of its total assets in securities of the Index. In addition, the Fund will invest in derivatives and other fixed income securities that ProShare Advisors believes, in combination, should track the performance of the Index. The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration to the TIPS. The Index seeks to achieve an overall effective duration of zero. The Index is not designed to measure the realized rate of inflation, nor does it seek to replicate the returns of any index or measure of actual consumer price levels.

The following replaces the corresponding information in the Summary Prospectus and Statutory Prospectus:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
Investment Advisory Fees	0.55%
Other Expenses	3.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.96%
Fee Waiver/Reimbursement*	-3.21%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.75%

*	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.75% through September 30, 2017. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$911	$1,763	$3,971

INVESTMENT RESULTS

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.

Annual Returns as of December 31 each year*

Best Quarter (ended): 4.30%

Worst Quarter (ended): -10.44%

*	As of 3/31/2016, the year to date return for ProShares Inflation Expectations ETF is -1.40%

AVERAGE ANNUAL TOTAL RETURNS

As of December 31, 2015	One Year	Since Inception	Inception Date
Before Taxes	-7.98%	-7.02%	1/10/2012
After Taxes on Distributions	-8.70%	-7.55%	—
After Taxes on Distributions and Sale of Shares	-4.52%	-5.38%	—
Credit Suisse 30-Year Inflation Breakeven Index *#	6.95%	-6.04%	—
Citi 30-Year TIPS (Treasury Rate-Hedged) #+	3.82%	-3.09%	—

*	On April 18, 2016, the Fund’s underlying index changed from the Credit Suisse 30-Year Inflation Breakeven Index to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index. This change was made in order to match the Fund’s underlying index to its Investment Objective.
#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
+	Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, seeks to remain fully exposed to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index") and will invest at least 80% of its total assets in securities of the Index. In addition, the Fund will invest in derivatives and other fixed income securities that ProShare Advisors believes, in combination, should track the performance of the Index. The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration to the TIPS. The Index seeks to achieve an overall effective duration of zero. The Index is not designed to measure the realized rate of inflation, nor does it seek to replicate the returns of any index or measure of actual consumer price levels.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended): 4.30% Worst Quarter (ended): -10.44%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On April 18, 2016, the Fund’s underlying index changed from the Credit Suisse 30-Year Inflation Breakeven Index to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
ProShares 30 Year TIPS/TSY Spread | ProShares 30 Year TIPS/TSY Spread
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	3.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.96%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	911
5 Years	rr_ExpenseExampleYear05	1,763
10 Years	rr_ExpenseExampleYear10	$ 3,971
2013	rr_AnnualReturn2013	(8.16%)	[2]
2014	rr_AnnualReturn2014	(13.59%)	[2]
2015	rr_AnnualReturn2015	(7.98%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.44%)
One Year	rr_AverageAnnualReturnYear01	(7.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012
ProShares 30 Year TIPS/TSY Spread | After Taxes on Distributions | ProShares 30 Year TIPS/TSY Spread
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.55%)
ProShares 30 Year TIPS/TSY Spread | After Taxes on Distributions and Sale of Shares | ProShares 30 Year TIPS/TSY Spread
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.38%)
ProShares 30 Year TIPS/TSY Spread | Credit Suisse 30-Year Inflation Breakeven Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.95%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.04%)	[3],[4]
ProShares 30 Year TIPS/TSY Spread | Citi 30-Year TIPS (Treasury Rate-Hedged)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.82%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)	[4],[5]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.75% through September 30, 2017. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	As of 3/31/2016, the year to date return for ProShares Inflation Expectations ETF is -1.40%
[3]	On April 18, 2016, the Fund's underlying index changed from the Credit Suisse 30-Year Inflation Breakeven Index to the Citi 30-Year TIPS (Treasury Rate-Hedged) Index. This change was made in order to match the Fund's underlying index to its Investment Objective.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[5]	Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.